Segment Information (Details) - Schedule of Reportable Segments and Corporate - Previously Reported [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	$ 239,423	$ 337,440
Prepaid expenses and other current assets	128,547	236,665
Deposits and other assets	797,231	718,951
Intangible assets	230,084	2,432,841
Goodwill	46,460	1,374,835
Inventory	404,970	106,403
All other assets	2,973,034	3,966,124
Total Assets	4,819,749	9,173,259
Accounts payable and accrued liabilities	7,565,720	3,730,540
Note payable, net of debt discount and issuance costs	1,683,694	1,342,664
Deferred revenue	299,409	234,159
All other Liabilities	7,774,125	177,644
Total Liabilities	17,322,948	5,485,007
Creatd Labs [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets	23,712	48,495
Deposits and other assets	629,955	626,529
Intangible assets
Goodwill
Inventory	30,125
All other assets
Total Assets	683,792	675,024
Accounts payable and accrued liabilities	8,495	9,693
Note payable, net of debt discount and issuance costs	130,615	313,979
Deferred revenue	275,017	161,112
All other Liabilities
Total Liabilities	414,217	484,784
Creatd Ventures [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	11,217	2,884
Prepaid expenses and other current assets	40,681
Deposits and other assets	2,600
Intangible assets	207,301	1,637,924
Goodwill	46,460	25,139
Inventory	374,845	106,403
All other assets
Total Assets	683,104	1,772,350
Accounts payable and accrued liabilities	1,635,298	766,253
Note payable, net of debt discount and issuance costs	184,160
Deferred revenue		13,477
All other Liabilities
Total Liabilities	1,819,458	779,730
Creatd Partners [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	228,206	334,556
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets		783,676
Goodwill		1,349,696
Inventory
All other assets
Total Assets	228,206	2,467,928
Accounts payable and accrued liabilities	509,931	6,232
Note payable, net of debt discount and issuance costs
Deferred revenue	24,392	59,570
All other Liabilities
Total Liabilities	534,323	65,802
Corporate [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets	64,154	188,170
Deposits and other assets	164,676	92,422
Intangible assets	22,783	11,241
Goodwill
Inventory
All other assets	2,973,034	3,966,124
Total Assets	3,224,647	4,257,957
Accounts payable and accrued liabilities	5,411,996	2,948,362
Note payable, net of debt discount and issuance costs	1,368,919	1,028,685
Deferred revenue
All other Liabilities	7,774,125	177,644
Total Liabilities	$ 14,555,040	$ 4,154,691